Average Annual Total Returns - Direxion Daily SP Oil Gas Exp Prod Bear 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares 1 Year	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares 5 Years	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Since Inception	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Inception Date	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Return After Taxes on Distributions Since Inception	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Return After Taxes on Distributions Inception Date	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P Oil & Gas Exploration & Production Select Industry Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Oil & Gas Exploration & Production Select Industry Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Oil & Gas Exploration & Production Select Industry Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Oil & Gas Exploration & Production Select Industry Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(42.64%)	(42.69%)	(30.56%)	May 28, 2015	(42.64%)	(42.77%)	(30.65%)	May 28, 2015	(25.24%)	(22.20%)	(17.67%)	May 28, 2015	(36.58%)	(12.14%)	(18.33%)	May 28, 2015	18.40%	15.22%	12.97%	May 28, 2015